Significant Accounting Policies and Recent Accounting Pronouncements (Policies)	6 Months Ended
Jun. 30, 2023
Significant Accounting Policies and Recent Accounting Pronouncements
Recent Accounting Pronouncements Adopted	Recent Accounting Pronouncements Adopted
Recent Accounting Pronouncements - Not Yet Adopted

Recent Accounting Pronouncements – Not Yet Adopted

Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s unaudited interim financial statements for the six months ended June 30, 2023.